UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
		     Washington, DC 20549

			   FORM 13F

		      FORM 13F COVER PAGE


Report for the Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):	[ ] is a restatement.

					[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 			Connecticut Investment Management, Inc.
Address:			100 Pearl Street
				Hartford, CT  06103

13F File Number:		28-7318

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Patricia Murphy
Title:			Chief Compliance Officer
Phone:			203-789-2713

Signature, Place, and Date of Signing:

Patricia Murphy
New Haven, CT
November 10, 2008

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ]	13F COMBINATION REPORT.

			  FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 62

Form 13F information Table Value Total: $97,219

List of Other Included Managers:
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
GABELLI VALUE FUND, INC.                        36240H106      268 21191.604SH       SOLE                                  21191.604
*** BP PLC SPONS ADR           COM              055622104      595    11854 SH       SOLE                                      11854
*** RESEARCH IN MOTION LTD-CAD COM              760975102     1569    22972 SH       SOLE                                      22972
*** VODAFONE GROUP PLC SPONS   COM              92857W209      237    10737 SH       SOLE                                      10737
ABBOTT LABORATORIES            COM              002824100     2016    35011 SH       SOLE                                      35011
AFLAC INC                      COM              001055102     2508    42696 SH       SOLE                                      42696
ALLERGAN INC                   COM              018490102     1934    37560 SH       SOLE                                      37560
ANHEUSER-BUSCH COMPANIES INC   COM                             292     4497 SH       SOLE                                       4497
AT&T INC                       COM              00206R102     1663    59551 SH       SOLE                                      59551
AUTODESK INC                   COM              052769106     1863    55520 SH       SOLE                                      55520
AVON PRODUCTS                  COM              054303102     2572    61866 SH       SOLE                                      61866
BANK OF AMERICA CORP           COM              060505104      429    12255 SH       SOLE                                      12255
BANK OF NEW YORK MELLON CORP.  COM              064057102      603    18498 SH       SOLE                                      18498
CARDINAL HEALTH INC            COM              14149Y108     2063    41859 SH       SOLE                                      41859
CHEVRON CORP                   COM              166764100      928    11251 SH       SOLE                                      11251
CISCO SYS INC                  COM              17275R102     2404   106570 SH       SOLE                                     106570
CITIGROUP INC                  COM              172967101      287    13982 SH       SOLE                                      13982
COCA-COLA CO                   COM              191216100      808    15272 SH       SOLE                                      15272
COLGATE PALMOLIVE CO           COM              194162103     3026    40159 SH       SOLE                                      40159
CVS CAREMARK CORP              COM              126650100     2670    79323 SH       SOLE                                      79323
DIRECTV GROUP INC              COM              25459L106     2933   112045 SH       SOLE                                     112045
EBAY INC                       COM              278642103     1508    67360 SH       SOLE                                      67360
EXXON MOBIL CORP               COM              30231g102     3991    51396 SH       SOLE                                      51396
FISERV INC                     COM              337738108     2551    53901 SH       SOLE                                      53901
FRANKLIN RESOURCES INC         COM              354613101     1809    20522 SH       SOLE                                      20522
GENERAL ELECTRIC CO            COM              369604103     3475   136267 SH       SOLE                                     136267
GENERAL MILLS INC              COM              370334104      285     4145 SH       SOLE                                       4145
GENZYME CORP                   COM              372917104     2609    32255 SH       SOLE                                      32255
GOOGLE INC                     COM              38259P508     1270     3170 SH       SOLE                                       3170
HARLEY-DAVIDSON INC            COM              412822108      299     8020 SH       SOLE                                       8020
INGERSOLL RAND                 COM              G4776G101     1689    54185 SH       SOLE                                      54185
INTL FLAVORS & FRAGRANCES INC  COM              459506101     2472    62645 SH       SOLE                                      62645
JOHNSON & JOHNSON              COM              478160104      396     5710 SH       SOLE                                       5710
KINDER MORGAN ENERGY PRTNRS LP COM              494550106      213     4090 SH       SOLE                                       4090
KOHLS CORP                     COM              500255104     1979    42941 SH       SOLE                                      42941
L 3 COMMUNICATIONS HLDGS INC   COM              502424104      206     2100 SH       SOLE                                       2100
MC DONALD'S CORPORATION        COM              580135101      499     8093 SH       SOLE                                       8093
MEDTRONIC INC                  COM              585055106     3232    64503 SH       SOLE                                      64503
MICROSOFT CORP                 COM              594918104     1802    67534 SH       SOLE                                      67534
NETAPP, INC                    COM              64110D104     1490    81740 SH       SOLE                                      81740
NII HLDGS INC CLASS B NEW      COM              62913F201     1900    50095 SH       SOLE                                      50095
NIKE INC CL B                  COM              654106103     2176    32528 SH       SOLE                                      32528
NORFOLK SOUTHERN CORP          COM              655844108      278     4200 SH       SOLE                                       4200
OMNICOM GROUP INC              COM              681919106     1707    44272 SH       SOLE                                      44272
ORACLE CORP                    COM              68389X105     2877   141641 SH       SOLE                                     141641
PEPSICO INC                    COM              713448108     2565    35986 SH       SOLE                                      35986
PFIZER INC                     COM              717081103      409    22185 SH       SOLE                                      22185
PROCTER & GAMBLE CO            COM              742718109      479     6880 SH       SOLE                                       6880
REGIONS FINANCIAL CORP         COM              7591EP100      133    13884 SH       SOLE                                      13884
RESMED INC                     COM              761152107     2886    67110 SH       SOLE                                      67110
SEI INVESTMENTS CO             COM              784117103     2303   103744 SH       SOLE                                     103744
SHERWIN WILLIAMS CO            COM                             229     4000 SH       SOLE                                       4000
STRYKER CORP                   COM              863667101     3129    50220 SH       SOLE                                      50220
THERMO FISHER SCIENTIFIC INC   COM              883556102     2589    47065 SH       SOLE                                      47065
UNITED TECHNOLOGIES CORP       COM              913017109     2222    36991 SH       SOLE                                      36991
US BANCORP DEL NEW             COM              902973304      221     6138 SH       SOLE                                       6138
VERIZON COMMUNICATIONS         COM              92343V104      365    11366 SH       SOLE                                      11366
WAL-MART STORES INC            COM              931142103     1131    18885 SH       SOLE                                      18885
WALGREEN CO NEW                COM              931422109      729    23551 SH       SOLE                                      23551
WALT DISNEY CO                 COM              254687106     1510    49209 SH       SOLE                                      49209
WATERS CORP                    COM              941848103     2080    35750 SH       SOLE                                      35750
ZIONS BANCORP                  COM              989701107     1861    48096 SH       SOLE                                      48096